ORGANIZATION AND BUSINESS DESCRIPTION (Details) - item	Dec. 02, 2021	Mar. 31, 2025	Jun. 30, 2021
Junzhang Shanghai
ORGANIZATION AND BUSINESS DESCRIPTION
Number of wholly-owned subsidiaries held	1
Number of other subsidiaries held in which 55% majority ownership is held	20
Eshallgo HK
ORGANIZATION AND BUSINESS DESCRIPTION
Ownership (in percent)		100.00%	100.00%
Other than wholly-owned subsidiaries | Junzhang Shanghai
ORGANIZATION AND BUSINESS DESCRIPTION
Ownership (in percent)	55.00%